Information by Segment - Summary of Geographic Disclosure (Parenthetical) (Detail) - MXN ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 398,774,000,000	$ 407,353,000,000
Mexico [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	185,857,000,000	170,547,000,000
Brazil [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	76,869	89,137
Colombia [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	16,664	18,396
Argentina [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	4,538	3,052
Chile [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	16,787	$ 19,590
Uruguay [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 5,145